CONVERTIBLE DEBENTURES - Assumptions used to estimate the fair value of the debentures (Details)	Dec. 31, 2025 EquityInstruments CAD ($)	Dec. 31, 2024 EquityInstruments
Discount
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures | $	0
Debentures 2022 | Expected stock price volatility
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	60	44
Debentures 2022 | Expected life (years)
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	1.9	2.9
Debentures 2022 | Risk free interest rate
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	2.46	2.68
Debentures 2022 | Expected dividend yield
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	0	0
Debentures 2022 | Credit spread
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	23.12	23.05
Debentures 2022 | Underlying share price of the Company
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	12.49	10.36
Debentures 2022 | Conversion price
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	17.32	17.32
Debentures 2022 | Exchange rate ($:US$)
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	1.3711	1.4388
Debentures 2020 | Underlying share price of the Company
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	8.67	10.36
Debentures 2020 | Conversion price
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	3.52	3.52
Debentures 2020 | Exchange rate ($:US$)
CONVERTIBLE DEBENTURES
Assumption to estimate fair value of convertible debentures	1.3797	1.4388